CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Statement of Financial Position [Abstract]
Unamortized Discount	$ 326,213	$ 0	$ 0
Stockholders Equity
Preferred Stock Shares Par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock Shares Par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock Shares Issued	19,648,797	19,487,739	17,478,539
Common Stock Shares Outstanding	19,648,797	19,487,739	17,478,539